Related Party Balances and Transactions - Purchase of services (Details) - Related party - Purchase of service - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Balances and Transactions
Purchase of services	¥ 47,719	¥ 153,799	¥ 249,996
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Purchase of services	26,178	5,738
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries
Related Party Balances and Transactions
Purchase of services	9,694	17,594	23,878
Tianjin Tengyi Information Technology Co., Ltd.
Related Party Balances and Transactions
Purchase of services	9,650	15,031	7,823
Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.
Related Party Balances and Transactions
Purchase of services	1,554	92,549	184,279
Xunjie Energy (Wuhan) Co., Ltd.
Related Party Balances and Transactions
Purchase of services	603	1,225
Beijing WeLion New Energy Technology Co., Ltd.
Related Party Balances and Transactions
Purchase of services	¥ 40	21,603	¥ 34,016
VTA Technology Inc. and its subsidiaries
Related Party Balances and Transactions
Purchase of services		¥ 59